                       SUPPLEMENT DATED JANUARY 30, 1998
                     TO THE PROSPECTUS DATED JULY 21, 1997
                           U.S. EQUITY PLUS PORTFOLIO
                                 A PORTFOLIO OF
              MORGAN STANLEY INSTITUTIONAL FUND, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus is hereby supplemented as follows:

    The following table provides unaudited financial highlights for the U.S. Equity Plus Portfolio for the period from August 1, 1997 to December 31, 1997. These unaudited financial highlights are part of the Fund's unaudited financial statements which are included in the Fund's current Statement of Additional Information.

                                                                     CLASS A                 CLASS B
                                                              ---------------------   ---------------------
                                                                   PERIOD FROM             PERIOD FROM
                                                               AUGUST 1, 1997* TO      AUGUST 1, 1997* TO
                                                               DECEMBER 31, 1997+      DECEMBER 31, 1997+
                                                                   (UNAUDITED)             (UNAUDITED)
                                                              ---------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................        $  10.00                $  10.00
                                                                     -------                 -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1).................................            0.06                    0.02
  Net Realized and Unrealized Gain on Investments...........            0.33                    0.37
                                                                     -------                 -------
    Total from Investment Operations........................            0.39                    0.39
                                                                     -------                 -------
                                                                     -------                 -------
DISTRIBUTIONS
  Net Investment Income.....................................           (0.05)                  (0.05)
  Net Realized Gain.........................................           (0.03)                  (0.03)
                                                                     -------                 -------
    Total Distributions.....................................           (0.08)                  (0.08)
                                                                     -------                 -------
NET ASSET VALUE, END OF PERIOD..............................        $  10.31                $  10.31
                                                                     -------                 -------
                                                                     -------                 -------
TOTAL RETURN................................................            3.94%                   3.93%
                                                                     -------                 -------
                                                                     -------                 -------
RATIOS AND SUPPLEMENTAL DATA:...............................
Net Assets, End of Period (Thousands).......................        $ 20,914                $    102
Ratio of Expenses to Average Net Assets (1).................            0.80%**                 1.05%**
Ratio of Net Investment Income to Average Net Assets (1)....            1.32%**                 0.48%**
Portfolio Turnover Rate.....................................              15%                     15%
Average Commission Rate Per Share...........................        $ 0.0300                $ 0.0300
----------------
(1) Effect of voluntary expense limitation during the
 period:
     Per share benefit to net investment income.............        $   0.07                $   0.03
  Ratios before expense limitation:
     Expenses to Average Net Assets.........................            2.37%**                 1.85%**
     Net Investment Loss to Average Net Assets..............           (0.25)%**               (0.32)%**

 * Commencement of Operations
** Annualized
 + Per share amounts for the period ended December 31, 1997 are based on average outstanding shares.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                       SUPPLEMENT DATED JANUARY 30, 1998
                    TO THE PROSPECTUS DATED OCTOBER 1, 1997
                         EUROPEAN REAL ESTATE PORTFOLIO
                          ASIAN REAL ESTATE PORTFOLIO
                           U.S. REAL ESTATE PORTFOLIO
                                 PORTFOLIOS OF
              MORGAN STANLEY INSTITUTIONAL FUND, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus is hereby supplemented as follows:

    The following paragraph and table are added under the heading "FINANCIAL HIGHLIGHTS" on page 4 of the Prospectus:

    The following table provides unaudited financial highlights for the European Real Estate and Asian Real Estate Portfolios for the period from October 1, 1997 to December 31, 1997. These unaudited financial highlights are part of the Fund's unaudited financial statements which are included in the Fund's current Statement of Additional Information.

                         EUROPEAN REAL ESTATE PORTFOLIO

                                                                     CLASS A                 CLASS B
                                                              ---------------------   ---------------------
                                                                   PERIOD FROM             PERIOD FROM
                                                               OCTOBER 1, 1997* TO     OCTOBER 1, 1997* TO
                                                                DECEMBER 31, 1997       DECEMBER 31, 1997
                                                                   (UNAUDITED)             (UNAUDITED)
                                                              ---------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................        $  10.00                $  10.00
                                                                     -------                 -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1).................................            0.05                    0.02
  Net Realized and Unrealized Loss on Investments...........           (0.52)                  (0.50)
                                                                     -------                 -------
    Total from Investment Operations........................           (0.47)                  (0.48)
                                                                     -------                 -------
                                                                     -------                 -------
DISTRIBUTIONS
  Net Investment Income.....................................           (0.01)                    N/A
                                                                     -------                 -------
    Total Distributions.....................................           (0.01)                    N/A
                                                                     -------                 -------
NET ASSET VALUE, END OF PERIOD..............................        $   9.52                $   9.52
                                                                     -------                 -------
                                                                     -------                 -------
TOTAL RETURN................................................           (4.72)%                 (4.76)%
                                                                     -------                 -------
                                                                     -------                 -------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands).......................        $ 15,177                $    789
Ratio of Expenses to Average Net Assets (1).................            1.00%**                 1.25%**
Ratio of Net Investment Income to Average Net Assets (1)....            2.08%**                 1.51%**
Portfolio Turnover Rate.....................................              47%                     47%
Average Commission Rate:
  Per Share.................................................        $ 0.0155                $ 0.0155
  As a percentage of trade amount...........................            0.23%                   0.23%
----------------
(1) Effect of voluntary expense limitation during the
 period:
     Per share benefit to net investment income.............        $   0.05                $   0.03
  Ratios before expense limitation:
     Expenses to Average Net Assets.........................            3.04%**                 3.40%**
     Net Investment Income (Loss) to Average Net Assets.....            0.04%**                (0.63)%**

 * Commencement of Operations
** Annualized

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                          ASIAN REAL ESTATE PORTFOLIO

                                    CLASS A
                             ---------------------
                                  PERIOD FROM
                              OCTOBER 1, 1997* TO
                               DECEMBER 31, 1997
                                  (UNAUDITED)
                             ---------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD.................        $   10.00
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
   (1).....................             0.11
  Net Realized and
   Unrealized Loss on
   Investments.............            (2.10)
                                     -------
      Total from Investment
       Operations..........            (1.99)
                                     -------
DISTRIBUTIONS
  Net Investment Income....            (0.07)
                                     -------
      Total
       Distributions.......            (0.07)
                                     -------
NET ASSET VALUE, END OF
 PERIOD....................        $    7.94
                                     -------
                                     -------
TOTAL RETURN...............           (19.92)%
                                     -------
                                     -------
RATIOS AND SUPPLEMENTAL
 DATA:
Net Assets, End of Period
 (Thousands)...............        $   2,385
Ratio of Expenses to
 Average Net Assets (1)....             1.00%**
Ratio of Net Investment
 Income to Average Net
 Assets (1)................             5.21%**
Portfolio Turnover Rate....               38%
Average Commission Rate:
    Per Share..............        $  0.0061
    As a Percentage of
     Trade Amount..........            0.43%
--------------
(1) Effect of voluntary
 expense limitation during
 the period:
     Per share benefit to
     net investment
     income................        $    0.25
  Ratios before expense
 limitation:
     Expenses to Average
     Net Assets............            12.95%**
     Net Investment Loss to
     Average Net Assets....            (6.66)%**

 * Commencement of Operations
** Annualized

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                    SUPPLEMENT DATED JANUARY 30, 1998 TO THE
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997
                   AS SUPPLEMENTED THROUGH SEPTEMBER 26, 1997
                                 PORTFOLIOS OF
              MORGAN STANLEY INSTITUTIONAL FUND, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Fund's Statement of Additional Information is hereby amended and supplemented by the following financial statements for the U.S. Equity Plus, European Real Estate and Asian Real Estate Portfolios for the period ended December 31, 1997.
              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

U.S. EQUITY PLUS PORTFOLIO
--------------------------------------------------------------------------------

                                                                  VALUE
  SHARES                                                          (000)
--------------------------------------------------------------------------

COMMON STOCKS (97.4%)
  CAPITAL GOODS-CONSTRUCTION (5.2%)
     AEROSPACE & DEFENSE (1.8%)
     1,200  Boeing Co. .......................................  $       59
     1,100  EG&G Inc. ........................................          23
       100  General Dynamics Corp. ...........................           9
     1,100  Goodrich (BF) Co. ................................          46
       600  Lockheed Martin Corp. ............................          59
       500  Northrop Grumman Corp. ...........................          57
        96  Raytheon Co., Class A.............................           5
     1,100  Raytheon Co., Class B.............................          56
       800  United Technologies Corp. ........................          58
                                                                ----------
                                                                       372
                                                                ----------
     BUILDING & CONSTRUCTION (0.8%)
     2,400  Armstrong World Industries, Inc. .................         179
                                                                ----------
     ELECTRICAL EQUIPMENT (0.0%)
       100  Cooper Industries, Inc. ..........................           5
                                                                ----------
     MACHINERY (2.6%)
       600  Briggs & Stratton Corp. ..........................          29
     2,700  Caterpillar, Inc. ................................         131
       600  Cincinnati Milacron, Inc. ........................          16
       400  Cummins Engine Co., Inc. .........................          23
     2,500  Deere & Co. ......................................         146
     4,200  Dresser Industries, Inc. .........................         176
       450  Parker-Hannifin Corp. ............................          21
                                                                ----------
                                                                       542
                                                                ----------
  TOTAL CAPITAL GOODS-CONSTRUCTION............................       1,098
                                                                ----------
  CONSUMER-CYCLICAL (10.2%)
     AUTOMOTIVE (2.2%)
     2,600  Chrysler Corp. ...................................          91
       200  Dana Corp. .......................................          10
     4,300  Ford Motor Co. ...................................         209
     1,500  General Motors Corp. .............................          91
     1,100  Goodyear Tire & Rubber Co. .......................          70
        66  Meritor Automotive, Inc. .........................           1
                                                                ----------
                                                                       472
                                                                ----------
     FOOD SERVICE & LODGING (0.2%)
     1,200  Hilton Hotels Corp. ..............................          36
                                                                ----------
     HOUSEHOLD FURNISHINGS & APPLIANCES (0.2%)
       600  Maytag Corp. .....................................          22
       400  Springs Industries, Inc., Class A.................          21
       100  Tupperware Corp. .................................           3
                                                                ----------
                                                                        46
                                                                ----------
     LEISURE RELATED (0.1%)
       200  The Walt Disney Co. ..............................          20
                                                                ----------


                                                                  VALUE
  SHARES                                                          (000)
--------------------------------------------------------------------------
     PRINTING & PUBLISHING (1.2%)
       800  American Greetings Corp., Class A.................  $       31
     3,000  Gannett Co., Inc. ................................         185
       400  New York Times Co., Class A.......................          26
                                                                ----------
                                                                       242
                                                                ----------
     RETAIL-GENERAL (6.3%)
     2,000  American Stores Co. ..............................          41
     4,100  Dayton Hudson Corp. ..............................         277
       900  Gap, Inc. ........................................          32
       700  Harcourt General, Inc. ...........................          38
     1,500  Home Depot, Inc. .................................          88
       300  Longs Drug Stores, Inc. ..........................          10
     1,500  May Department Stores, Co. .......................          79
     1,400  Mercantile Stores Co. ............................          85
       400  Pep Boys-Manny, Moe & Jack........................          10
       800  Rite Aid Corp. ...................................          47
     3,000  Sears Roebuck & Co. ..............................         136
     2,800  SUPERVALU, Inc. ..................................         117
     4,000  TJX Companies, Inc. ..............................         138
     6,000  Wal-Mart Stores, Inc. ............................         237
                                                                ----------
                                                                     1,335
                                                                ----------
  TOTAL CONSUMER-CYCLICAL.....................................       2,151
                                                                ----------
  CONSUMER-STAPLES (21.9%)
     BEVERAGES & TOBACCO (6.2%)
     1,200  Brown-Forman Corp., Class B.......................          66
     7,200  Coca Cola Co. ....................................         480
       700  Coors (Adolph), Inc., Class B.....................          23
       900  Fortune Brands, Inc. .............................          33
     3,000  Great Atlantic & Pacific Tea Co., Inc. ...........          89
    10,400  Philip Morris Cos., Inc. .........................         471
     3,800  UST, Inc. ........................................         140
                                                                ----------
                                                                     1,302
                                                                ----------
     FOOD (3.0%)
       300  Campbell Soup Co. ................................          17
       800  ConAgra, Inc. ....................................          26
       100  CPC International, Inc. ..........................          11
    10,100  Sara Lee Corp. ...................................         569
                                                                ----------
                                                                       623
                                                                ----------
     HEALTH CARE SUPPLIES & SERVICE (10.4%)
       100  Abbott Laboratories...............................           7
     3,900  American Home Products Corp. .....................         298
     1,200  Baxter International, Inc. .......................          61
     2,700  Becton Dickinson & Co. ...........................         135
     1,400  Biomet, Inc. .....................................          36
     4,500  Bristol-Myers Squibb Co. .........................         426
     5,300  Columbia/HCA Healthcare Corp. ....................         157
     2,000  Eli Lilly & Co. ..................................         139
     4,400  Johnson & Johnson.................................         290
     1,200  Mallinckrodt, Inc. ...............................          46
       700  Manor Care, Inc. .................................          25

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
U.S. Equity Plus Portfolio

                                      [  ]

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

U.S. EQUITY PLUS PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

                                                                  VALUE
  SHARES                                                          (000)
--------------------------------------------------------------------------

  CONSUMER-STAPLES (CONT.)
     HEALTH CARE SUPPLIES & SERVICE (CONT.)

       200  Medtronic, Inc. ..................................  $       10
     3,600  Merck & Co., Inc. ................................         383
     2,100  Pfizer, Inc. .....................................         157
       300  Shared Medical Systems Corp. .....................          20
                                                                ----------
                                                                     2,190
                                                                ----------
     PERSONAL CARE PRODUCTS (2.3%)
       400  Avon Products, Inc. ..............................          25
       600  Bausch & Lomb, Inc. ..............................          24
       100  International Flavors & Fragrances, Inc. .........           5
     5,200  Procter & Gamble Co. .............................         415
                                                                ----------
                                                                       469
                                                                ----------
     TEXTILES & APPAREL (0.0%)
       300  Russell Corp. ....................................           8
                                                                ----------
  TOTAL CONSUMER-STAPLES......................................       4,592
                                                                ----------
  DIVERSIFIED (2.9%)
       400  Eaton Corp. ......................................          36
     1,300  ITT Industries, Inc. .............................          41
       100  Johnson Controls, Inc. ...........................           5
     1,500  Loews Corp. ......................................         159
     1,300  National Service Industries, Inc. ................          64
     2,200  Raychem, Corp. ...................................          95
     1,600  Unilever NV.......................................         100
     3,800  Whitman Corp. ....................................          99
                                                                ----------
  TOTAL DIVERSIFIED...........................................         599
                                                                ----------
  ENERGY (11.3%)
     COAL, OIL & GAS (6.8%)
     4,200  Amoco Corp. ......................................         358
       800  Burlington Resources, Inc. .......................          36
     4,200  Chevron Corp. ....................................         323
       600  Coastal Corp. ....................................          37
     3,000  Mobil Corp. ......................................         217
       100  Occidental Petroleum Corp. .......................           3
       300  Oneok, Inc. ......................................          12
     5,900  Phillips Petroleum Co. ...........................         287
     1,200  Sun Co., Inc. ....................................          50
     3,400  USX-Marathon Group................................         115
                                                                ----------
                                                                     1,438
                                                                ----------
     UTILITIES (4.5%)
     1,500  Central & South West Corp. .......................          41
     3,700  Eastern Enterprises...............................         167
     6,000  Entergy Corp. ....................................         180
     1,500  NICOR, Inc. ......................................          63
     1,600  PECO Energy Co. ..................................          39
       900  Public Service Enterprise Group, Inc. ............          28
     5,800  Southern Co. .....................................         150
     2,100  Texas Utilities Co. ..............................          87
     5,900  Unicom Corp. .....................................         181
                                                                ----------
                                                                       936
                                                                ----------
  TOTAL ENERGY................................................       2,374
                                                                ----------

                                                                  VALUE
  SHARES                                                          (000)
--------------------------------------------------------------------------
  FINANCE (16.0%)
     BANKING (8.3%)
       200  Banc One Corp. ...................................  $       11
     1,500  Bank of New York Co., Inc. .......................          87
     3,000  BankAmerica Corp. ................................         219
       900  BankBoston Corp. .................................          85
       100  Barnett Banks, Inc. ..............................           7
     3,600  Chase Manhattan Corp. ............................         394
     1,900  Citicorp..........................................         240
     1,400  Comerica, Inc. ...................................         126
     3,300  First Union Corp. ................................         169
     2,200  KeyCorp...........................................         156
     1,300  National City Corp. ..............................          85
     2,100  NationsBank Corp. ................................         128
       800  Norwest Corp. ....................................          31
                                                                ----------
                                                                     1,738
                                                                ----------
     FINANCIAL SERVICES (2.5%)
     1,600  American Express Co. .............................         143
       900  Federal Home Loan Mortgage Corp. .................          38
     2,900  Federal National Mortgage Association.............         165
     1,600  Hartford Financial Service Group, Inc. ...........         149
       600  Merrill Lynch & Co. ..............................          44
                                                                ----------
                                                                       539
                                                                ----------
     INSURANCE (5.2%)
     2,100  Allstate Corp. ...................................         191
     3,100  American International Group, Inc. ...............         337
       600  Chubb Corp. ......................................          45
     1,500  Lincoln National Corp. ...........................         117
     1,600  MBIA, Inc. .......................................         107
     5,359  Travelers Group, Inc. ............................         289
                                                                ----------
                                                                     1,086
                                                                ----------
  TOTAL FINANCE...............................................       3,363
                                                                ----------
  MATERIALS (5.1%)
     CHEMICALS (3.2%)
     1,000  Air Products & Chemicals, Inc. ...................          82
       700  Dow Chemical Co. .................................          71
     3,400  E.I. Du Pont De Nemours & Co. ....................         204
     2,700  Engelhard Corp. ..................................          47
       900  Hercules, Inc. ...................................          45
       300  Millipore, Corp. .................................          10
     1,700  Monsanto Co. .....................................          71
       200  Perkin-Elmer Corp. ...............................          14
       500  Rohm & Haas Co. ..................................          48
       340  Solutia, Inc. ....................................           9
     1,600  Union Carbide Corp. ..............................          69
                                                                ----------
                                                                       670
                                                                ----------
     METALS (1.9%)
     2,000  Phelps Dodge Corp. ...............................         124
     8,500  USX - U.S. Steel Group, Inc. .....................         266
                                                                ----------
                                                                       390
                                                                ----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                      U.S. Equity Plus Portfolio

                                      [  ]

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

U.S. EQUITY PLUS PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

                                                                  VALUE
  SHARES                                                          (000)
--------------------------------------------------------------------------
  PACKAGING & CONTAINERS (0.0%)
       200  Tyco International Ltd. ..........................  $        9
                                                                ----------
  TOTAL MATERIALS.............................................       1,069
                                                                ----------
  SERVICES (2.4%)
     BUSINESS SERVICES (1.3%)
       600  Automatic Data Processing, Inc. ..................          37
     1,000  Deluxe Corp. .....................................          34
       800  Eastman Kodak Co. ................................          49
    (a)500  Federal Express Corp. ............................          31
       200  John H. Harland Co. ..............................           4
     4,700  Jostens, Inc. ....................................         108
       400  Safety-Kleen Corp. ...............................          11
                                                                ----------
                                                                       274
                                                                ----------
     PROFESSIONAL SERVICES (0.1%)
       500  Service Corp. International.......................          18
                                                                ----------
     TRANSPORTATION (1.0%)
       600  Burlington Northern Santa Fe Corp. ...............          56
     1,500  CSX Corp. ........................................          81
       500  Delta Air Lines, Inc. ............................          60
       150  Southwest Airlines, Co. ..........................           4
       300  Union Pacific Corp. ..............................          19
                                                                ----------
                                                                       220
                                                                ----------
  TOTAL SERVICES..............................................         512
                                                                ----------
  TECHNOLOGY (22.4%)
     COMPUTERS (9.1%)
       100  Adobe Systems, Inc. ..............................           4
  (a)4,350  Cisco Systems, Inc. ..............................         242
     3,200  Compaq Computer Corp. ............................         181
     3,150  Computer Associates International, Inc. ..........         167
    (a)300  Dell Computer Corp. ..............................          25
  (a)2,400  EMC Corp. ........................................          66
     4,500  Intel Corp. ......................................         316
     3,400  International Business Machines Corp. ............         356
  (a)3,600  Microsoft Corp. ..................................         465
    (a)900  Oracle System, Corp. .............................          20
  (a)2,000  Sun Microsystems, Inc. ...........................          80
                                                                ----------
                                                                     1,922
                                                                ----------
     ELECTRONICS (4.6%)
       100  AMP, Inc. ........................................           4
    (a)400  Applied Materials, Inc. ..........................          12
    10,900  General Electric Co. .............................         800
    (a)400  Micron Technology, Inc. ..........................          10
       400  Motorola, Inc. ...................................          23
       200  Rockwell International Corp. .....................          10
       900  Scientific-Atlanta, Inc. .........................          15
     1,350  Tektronix, Inc. ..................................          53
       200  Texas Instruments, Inc. ..........................           9
       500  Textron, Inc. ....................................          31
                                                                ----------
                                                                       967
                                                                ----------


                                                                  VALUE
  SHARES                                                          (000)
--------------------------------------------------------------------------
     OFFICE EQUIPMENT (1.1%)
     2,700  Hewlett Packard Co. ..............................  $      169
       900  Xerox Corp. ......................................          66
                                                                ----------
                                                                       235
                                                                ----------
     TELECOMMUNICATIONS (7.6%)
  (a)1,600  3Com Corp. .......................................          56
     2,400  Alltel Corp. .....................................          99
       200  Ameritech Corp. ..................................          16
     5,300  AT&T Corp. .......................................         325
     3,900  Bell Atlantic Corp. ..............................         355
       600  Bellsouth Corp. ..................................          34
     5,000  GTE Corp. ........................................         261
     3,200  Harris Corp. .....................................         147
       700  Lucent Technologies, Inc. ........................          56
       100  MCI Communications Corp. .........................           4
       600  SBC Communications, Inc. .........................          44
     1,800  Sprint Corp. .....................................         105
     1,600  U.S. West Communications Group....................          72
    (a)400  WorldCom, Inc. ...................................          12
                                                                ----------
                                                                     1,586
                                                                ----------
  TOTAL TECHNOLOGY............................................       4,710
                                                                ----------
TOTAL COMMON STOCKS (Cost $19,869)............................      20,468
                                                                ----------

TOTAL INVESTMENTS (97.4%) (Cost $19,869).................    20,468
                                                           --------
OTHER ASSETS (2.7%)
  Cash.......................................  $       81
  Receivable for Portfolio Shares Sold.......         380
  Due from Advisor...........................          74
  Dividends Receivable.......................          36
  Prepaid Legal Fees.........................           6       577
                                                    -----
LIABILITIES (-0.1%)
  Administrative Fees Payable................          (3)
  Custodian Fees Payable.....................          (1)
  Directors' Fees & Expenses Payable.........          (1)
  Other Liabilities..........................         (24)      (29)
                                                    -----  --------
NET ASSETS (100%)........................................  $ 21,016
                                                           --------
                                                           --------

NET ASSETS CONSIST OF:
Paid in Capital....................................  $ 20,403
Undistributed Net Investment Income................         2
Accumulated Net Realized Gain......................        12
Unrealized Appreciation on Investments.............       599
                                                     --------
NET ASSETS.........................................  $ 21,016
                                                     --------
                                                     --------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
U.S. Equity Plus Portfolio

                                      [  ]

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

U.S. EQUITY PLUS PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

                                                           AMOUNT
                                                           (000)
-------------------------------------------------------------------

CLASS A:
---------------------------------------------------
NET ASSETS.........................................   $20,914
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 2,029,088 outstanding $0.001 par
  value shares (authorized 500,000,000 shares).....    $10.31
                                                     --------
                                                     --------
CLASS B:
---------------------------------------------------
NET ASSETS.........................................      $102
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 9,893 outstanding $0.001 par value
  shares (authorized 500,000,000 shares)...........    $10.31
                                                     --------
                                                     --------

------------------------------------------------------------

(a)   --  Non-income producing security

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                      U.S. Equity Plus Portfolio

                                      [  ]

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

EUROPEAN REAL ESTATE PORTFOLIO
--------------------------------------------------------------------------------

                                                                     VALUE
   SHARES                                                            (000)
----------------------------------------------------------------------------

COMMON STOCKS (94.9%)
  BELGIUM (4.9%)
        3,850    Befimmo S.C.A....................................  $    247
     (a)8,450    Befimmo S.C.A. (New).............................       541
                                                                    --------
                                                                         788
                                                                    --------
  DENMARK (5.6%)
       19,900    EjendomsSelskabet Norden A/S.....................       900
                                                                    --------
  FRANCE (19.8%)
        1,600    Bail Investissement..............................       212
        4,152    Klepierre........................................       522
        2,474    Locindus.........................................       305
        6,000    Sefimeg..........................................       299
        8,300    Sophia...........................................       315
        4,200    Silic............................................       565
        7,550    Unibail..........................................       754
        5,224    Union Pour le Financement d'Immeubles de
                   Societes.......................................       183
                                                                    --------
                                                                       3,155
                                                                    --------
  NETHERLANDS (6.8%)
       35,000    Schroders International Property Fund N.V........       599
       33,700    UNI-INVEST N.V...................................       479
                                                                    --------
                                                                       1,078
                                                                    --------
  NORWAY (9.0%)
       86,700    Avantor ASA......................................       857
    (a)42,417    Steen & Strom ASA................................       574
                                                                    --------
                                                                       1,431
                                                                    --------
  SPAIN (1.0%)
       17,100    Inmobiliaria Urbis...............................       162
                                                                    --------
  SWEDEN (11.9%)
    (a)86,400    Castellum AB.....................................       859
      260,300    Platzer Bygg AB, Class B.........................       387
       32,800    PriFast AB.......................................       306
       76,300    Storheden AB.....................................       341
                                                                    --------
                                                                       1,893
                                                                    --------
  UNITED KINGDOM (35.9%)
       29,700    British Land Co. plc.............................       332
      112,800    Brixton Estate plc...............................       393
      337,000    Buford Holdings plc..............................       554
       55,500    Capital Shopping Centers plc.....................       374
      227,400    Freeport Leisure plc.............................       848
      168,500    Great Portland Estates plc.......................       668
       25,000    Hammerson plc....................................       193
      241,000    Jarvis Hotels plc................................       594
       30,500    Land Securities plc..............................       486
      113,400    MEPC plc.........................................       947
      299,200    St. Modwen Properties plc........................       352
                                                                    --------
                                                                       5,548
                                                                    --------
TOTAL FOREIGN SECURITIES (94.9%) (Cost $15,771)...................    15,148
                                                                    --------


                                                                     VALUE
   SHARES                                                            (000)
----------------------------------------------------------------------------
FOREIGN CURRENCY (1.3%)
    BEF   477    Belgian Franc....................................  $     13
    GBP     2    British Pound....................................         3
    FRF     1    French Franc.....................................        --
    NOK 1,417    Norwegian Krone..................................       192
    SEK     1    Swedish Krona....................................        --
                                                                    --------
TOTAL FOREIGN CURRENCY (Cost $212)................................       208
                                                                    --------

TOTAL INVESTMENTS (96.2%) (Cost $15,983).................    15,356
                                                           --------
OTHER ASSETS (7.7%)
  Cash.......................................
  Receivable for Investments Sold............  $    1,132
  Receivable for Investment Advisory Fees....          49
  Dividends Receivable.......................          46
  Unrealized Gain on Foreign Currency
    Exchange Contracts.......................           4
  Foreign Withholding Tax Reclaim
    Receivable...............................           3     1,234
                                               ----------
LIABILITIES (-3.9%)
  Payable for Investments Purchased..........        (310)
  Bank Overdraft.............................        (153)
  Payable for Portfolio Shares Redeemed......        (107)
  Custodian Fees Payable.....................          (9)
  Administrative Fees Payable................          (3)
  Other Liabilities..........................         (42)     (624)
                                               ----------  --------
NET ASSETS (100%)........................................  $ 15,966
                                                           --------
                                                           --------
NET ASSETS CONSIST OF:
Paid in Capital..............................              $ 16,964
Undistributed Net Investment Income..........                    69
Accumulated Net Realized Loss................                  (435)
Unrealized Depreciation on Investments and
  Foreign Currency Translations..............                  (632)
                                                           --------
Net Assets...................................              $ 15,966
                                                           --------
                                                           --------

CLASS A:
---------------------------------------------------
  NET ASSETS.......................................   $15,177
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE
  Applicable to 1,594,897 outstanding $0.001 par
  value shares (authorized 500,000,000 shares).....     $9.52
                                                     --------
                                                     --------
CLASS B:
---------------------------------------------------
  NET ASSETS.......................................      $789
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE
  Applicable to 82,947 outstanding $0.001 par value
  shares (authorized 500,000,000 shares)...........     $9.52
                                                     --------
                                                     --------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                  European Real Estate Portfolio

                                      [  ]

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

EUROPEAN REAL ESTATE PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:
   Under the terms of foreign currency exchange contracts open at December 31, 1997, the Portfolio is obligated to deliver foreign currency in exchange for U.S. dollars as indicated below:

                                       IN                    NET
 CURRENCY                           EXCHANGE             UNREALIZED
TO DELIVER   VALUE    SETTLEMENT       FOR      VALUE    GAIN (LOSS)
  (000)      (000)       DATE         (000)     (000)       (000)
----------   ------   -----------   ---------   ------   -----------
 SEK 1,788   $ 225       1/02/98    U.S.$226    $ 226    $        1
  SEK  826     104       1/05/98    U.S.$104      104            --
  GBP  218     358       1/05/98    U.S.$361      361             3
             ------                             ------          ---
             $ 687                              $ 691    $        4
             ------
             ------                             ------          ---
                                                ------          ---

------------------------------------------------------------

(a)   --  Non-income producing securities

------------------------------------------------------------
           SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATIONS
                                  (UNAUDITED)

                                          VALUE       PERCENT OF
INDUSTRY                                  (000)       NET ASSETS
------------------------------------------------------------------
Apartment..............................  $    640             4.0%
Diversified............................     4,280            26.8
Land...................................     1,692            10.6
Lodging/Leisure........................       594             3.7
Office & Industrial....................     3,856            24.2
Shopping Centers.......................     4,086            25.6
                                         --------             ---
Net Assets.............................  $ 15,148            96.2%
                                         --------             ---
                                         --------             ---

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
European Real Estate Portfolio

                                      [  ]

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASIAN REAL ESTATE PORTFOLIO
--------------------------------------------------------------------------------

                                                                   VALUE
  SHARES                                                           (000)
-------------------------------------------------------------------------

COMMON STOCKS (96.6%)
  AUSTRALIA (14.2%)
     39,000    Austrailian Growth Properties Ltd................  $    23
  (a)23,000    Australand Holdings Ltd..........................       22
     58,000    BT Office Trust..................................       58
  (a)14,000    BT Sydney Development Trust......................       21
     42,000    Capital Property Trust...........................       63
     37,000    Grand Hotel Group................................       47
     13,000    Westfield Trust..................................       25
     69,000    Westpac Property Trust...........................       80
                                                                  -------
                                                                      339
                                                                  -------
  HONG KONG (52.6%)
     34,000    Cheung Kong Holdings Ltd.........................      223
    319,000    China Overseas Land & Investment.................       98
    200,000    China Resources Beijing Land.....................       95
    156,600    HKR International Ltd............................      115
     27,000    Henderson Land Development Co., Ltd..............      127
     30,000    Hysan Development Co., Ltd.......................       60
    180,000    Lai Sun Development Co., Ltd.....................       59
     49,000    New World Development Co., Ltd...................      169
     29,000    Sun Hung Kai Properties Ltd......................      202
     57,000    Wheelock & Co., Ltd..............................       67
 (a)480,000    Winsan (China) Investment Group Co., Ltd.........       38
                                                                  -------
                                                                    1,253
                                                                  -------
  JAPAN (8.9%)
     10,000    Mitsubishi Estate Co., Ltd.......................      109
      9,000    Mitsui Fudosan Co., Ltd..........................       87
      3,000    Sumitomo Realty & Development Co., Ltd...........       17
                                                                  -------
                                                                      213
                                                                  -------
  NEW ZEALAND (0.8%)
  (a)34,000    AMP NZ Office Trust..............................       20
                                                                  -------
  PHILIPPINES (2.1%)
 (a)123,000    Ayala Land, Inc., Class B........................       49
                                                                  -------
  SINGAPORE (18.0%)
     26,000    City Developments Ltd............................      121
     27,000    DBS Land Ltd.....................................       41
     49,000    Keppel Land Ltd..................................       68
     60,000    Marco Polo Developments Ltd......................       91
     93,000    Wing Tai Holdings Ltd............................      109
                                                                  -------
                                                                      430
                                                                  -------
TOTAL COMMON STOCKS (Cost $2,716)...............................    2,304
                                                                  -------

   FACE
  AMOUNT
   (000)
-----------

CONVERTABLE BONDS (0.8%)
  NEW ZEALAND (0.8%)
   NZD   34    AMP NZ Office Trust 7.50%, 1/01/01...............       20
                                                                  -------
TOTAL CONVERTABLE BONDS (Cost $20)..............................       20
                                                                  -------
TOTAL FOREIGN SECURITIES (97.4%) (Cost $2,736)..................    2,324
                                                                  -------


   FACE
  AMOUNT                                                           VALUE
   (000)                                                           (000)
-------------------------------------------------------------------------

FOREIGN CURRENCY (5.0%)
 JPY 13,459    Japanese Yen.....................................  $   103
    TWD 516    Taiwan Dollar....................................       16
                                                                  -------
TOTAL FOREIGN CURRENCY (Cost $121)..............................      119
                                                                  -------

TOTAL INVESTMENTS (102.4%) (Cost $2,857).................     2,443
                                                           --------
OTHER ASSETS (4.7%)
Receivable for Investment Advisory Fees......  $       71
Unrealized Gain on Foreign Forward Currency
  Exchange Contracts.........................          22
Dividends Receivable.........................          18       111
                                               ----------  --------
LIABILITIES (-7.1%)
Payable for Investments Purchased............         103
Bank Overdraft...............................          11
Custodian Fees Payable.......................           8
Administrative Fees Payable..................           1
Other Liabilities............................          46      (169)
                                               ----------  --------
NET ASSETS (100%)........................................  $  2,385
                                                           --------
                                                           --------

NET ASSETS CONSIST OF:
Paid in Capital.....................................  $  3,005
Undistributed Net Investment Income.................        13
Accumulated Net Realized Loss.......................      (244)
Depreciation on Investments and Foreign Currency
  Translations......................................      (389)
                                                      --------
NET ASSETS..........................................  $  2,385
                                                      --------
                                                      --------

CLASS A:
----------------------------------------------------
NET ASSETS..........................................    $2,385
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 300,517 outstanding $0.001 par value
  shares (authorized 500,000,000 shares)............     $7.94
                                                      --------
                                                      --------

------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:
   Under the terms of foreign currency exchange contracts open at December 31, 1997, the Portfolio is obligated to deliver foreign currency in exchange for U.S. dollars as indicated below:

                                                                  NET
CURRENCY TO                           IN EXCHANGE              UNREALIZED
  DELIVER      VALUE    SETTLEMENT        FOR        VALUE    GAIN (LOSS)
   (000)       (000)       DATE          (000)       (000)       (000)
------------   ------   -----------   ------------   ------   ------------
    SGD  729   $ 429      6/04/98     U.S.$   450    $ 450    $        21
    SGD  731     429      6/29/98     U.S.$   430      430              1
               ------                                ------           ---
               $ 858                                 $ 880    $        22
               ------
               ------                                ------           ---
                                                     ------           ---

------------------------------------------------------------

(a)   --  Non-income producing security
NZD   --  New Zealand Dollar
SGD   --  Singapore Dollar

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                     Asian Real Estate Portfolio

                                      [  ]

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASIAN REAL ESTATE PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

------------------------------------------------------------
            SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION
                                  (UNAUDITED)

                                          VALUE    PERCENT OF
SECTOR DIVERSIFICATION                    (000)    NET ASSETS
--------------------------------------------------------------
Apartments.............................  $   113          4.7%
Diversified............................    1,380         57.9
Land...................................      296         12.4
Lodging/Leisure........................      137          5.7
Office and Industrial..................      373         15.6
Shopping Center........................       25          1.1
                                         -------          ---
                                         $ 2,324         97.4%
                                         -------          ---
                                         -------          ---

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Asian Real Estate Portfolio

                                      [  ]

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                               U.S. EQUITY       EUROPEAN          ASIAN
                                                      PLUS    REAL ESTATE    REAL ESTATE
                                                PORTFOLIO*    PORTFOLIO**    PORTFOLIO**
                                                     (000)          (000)          (000)
----------------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends                                    $       169   $         72   $         35
  Interest                                               8             58              7
  Less: Foreign Taxes Withheld                          --             (9)            (2)
                                                     -----   ------------          -----
    Total Income                                       177            121             40
                                                     -----   ------------          -----
EXPENSES:
  Investment Advisory Fees:
    Basic Fees -- Adviser                               37             31              5
    Less: Fees Waived                                  (37)           (31)            (5)
                                                     -----   ------------          -----
  Investment Advisory Fees -- Net                       --             --             --
  Administrative Fees                                   15              7              2
  Custodian Fees                                         4             13             12
  Filing and Registration Fees                          52             26             22
  Directors' Fees and Expenses                           1             --             --
  Professional Fees                                     34             40             40
  Shareholder Reports                                   49              2              1
  Prepaid Legal Expense                                  4             --             --
  Other Expenses                                         1              1              1
  Expenses Reimbursed by Adviser                       (93)           (49)           (71)
                                                     -----   ------------          -----
    Total Expenses                                      67             40              7
                                                     -----   ------------          -----
NET INVESTMENT INCOME                                  110             81             33
                                                     -----   ------------          -----
NET REALIZED GAIN (LOSS):
  Investments Sold                                      66           (375)          (211)
  Foreign Currency Transactions                         --            (60)           (33)
                                                     -----   ------------          -----
    Total Net Realized Gain (Loss)                      66           (435)          (244)
                                                     -----   ------------          -----
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION):
  Investments                                          599           (623)          (412)
  Foreign Currency Transactions                         --             (9)            23
                                                     -----   ------------          -----
    Total Net Change in Unrealized
     Appreciation (Depreciation)                       599           (632)          (389)
                                                     -----   ------------          -----
TOTAL NET REALIZED GAIN (LOSS) AND CHANGE IN
  UNREALIZED APPRECIATION (DEPRECIATION)               665         (1,067)          (633)
                                                     -----   ------------          -----
    Net Increase (Decrease) in Net Assets
     Resulting from Operations                 $       775   $       (986)  $       (600)
                                                     -----   ------------          -----
                                                     -----   ------------          -----
---------------

  * The Equity Plus Portfolio commenced operations on August 1, 1997. ** The Asian Real Estate and European Real Estate Portfolios commenced operations on October 1, 1997.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                      [  ]

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                               U.S. EQUITY             EUROPEAN               ASIAN
                                               PLUS                    REAL ESTATE            REAL ESTATE
                                               PORTFOLIO               PORTFOLIO              PORTFOLIO
------------------------------------------------------------------------------------------------------------------

                                                         PERIOD FROM            PERIOD FROM            PERIOD FROM
                                                  AUGUST 1, 1997* TO    OCTOBER 1, 1997* TO    OCTOBER 1, 1997* TO
                                                   DECEMBER 31, 1997      DECEMBER 31, 1997      DECEMBER 31, 1997
                                                               (000)                  (000)                  (000)
------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                        $                 110   $                 81   $                 33
  Net Realized Gain (Loss)                                        66                   (435)                  (244)
  Change in Unrealized Appreciation
    (Depreciation)                                               599                   (632)                  (389)
------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                                    775                   (986)                  (600)
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
  CLASS A:
  Net Investment Income                                         (107)                   (12)                   (20)
  Net Realized Gain                                              (54)                    --                     --
  CLASS B:
  Net Investment Income                                           (1)                    --                     --
------------------------------------------------------------------------------------------------------------------
  Total Distributions                                           (162)                   (12)                   (20)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
  CLASS A:
  Subscribed                                                  20,231                 25,148                  3,005
  Distributions Reinvested                                        71                     11                     --
  Redeemed                                                        --                 (9,021)                    --
  CLASS B:
  Subscribed                                                     100                    826                     --
  Distributions Reinvested                                         1                     --                     --
------------------------------------------------------------------------------------------------------------------
  Net Increase in Capital Share Transactions                  20,403                 16,964                  3,005
------------------------------------------------------------------------------------------------------------------
  Total Increase in Net Assets                                21,016                 15,966                  2,385
NET ASSETS:
  Beginning of Period                                             --                     --                     --
------------------------------------------------------------------------------------------------------------------
  End of Period                                $              21,016   $             15,966   $              2,385
------------------------------------------------------------------------------------------------------------------
  Undistributed net investment income
    included in end of period net assets       $                   2   $                 69   $                 13
------------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Shares Subscribed                                           2,022                  2,513                    301
   Shares Issued on Distributions Reinvested                       7                      1                     --
   Shares Redeemed                                                --                   (919)                    --
------------------------------------------------------------------------------------------------------------------
   Net Increase in Class A Shares Outstanding                  2,029                  1,595                    301
------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Shares Subscribed                                              10                     83                     --
------------------------------------------------------------------------------------------------------------------
   Net Increase in Class B Shares Outstanding                     10                     83                     --

--------------------------------------------------------------------------------

*    Commencement of Operations

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                      [  ]

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------
U.S. EQUITY PLUS PORTFOLIO

--------------------------------------------------------------------------------

                                               CLASS A
                                         -------------
                                           PERIOD FROM
                                             AUGUST 1,
                                              1997* TO
                                          DECEMBER 31,
                                                1997++
------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $       10.00
                                         -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)                       0.06
  Net Realized and Unrealized Gain on
    Investments                                   0.33
                                         -------------
    Total from Investment Operations              0.39
                                         -------------
DISTRIBUTIONS
  Net Investment Income                          (0.05)
  Net Realized Gain                              (0.03)
                                         -------------
    Total Distributions                          (0.08)
                                         -------------
NET ASSET VALUE, END OF PERIOD           $       10.31
                                         -------------
                                         -------------
TOTAL RETURN                                      3.94%
                                         -------------
                                         -------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)          $20,914
Ratio of Expenses to Average Net Assets
  (1)                                             0.80%**
Ratio of Net Investment Income to
  Average Net Assets (1)                          1.32%**
Portfolio Turnover Rate                             15%
Average Commission Rate Per Share              $0.0300
---------------
(1) Effect of voluntary expense
   limitation during the period:
     Per share benefit to net
      investment income                          $0.07
   Ratios before expense limitation:
     Expenses to Average Net Assets               2.37%**
     Net Investment Loss to Average Net
      Assets                                     (0.25)%**
------------------------------------------------------

                                               CLASS B
                                         -------------
                                           PERIOD FROM
                                             AUGUST 1,
                                              1997* TO
                                          DECEMBER 31,
                                                1997++
------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $       10.00
                                         -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (2)                       0.02
  Net Realized and Unrealized Gain on
    Investments                                   0.37
                                         -------------
    Total from Investment Operations              0.39
                                         -------------
DISTRIBUTIONS
  Net Investment Income                          (0.05)
  Net Realized Gain                              (0.03)
                                         -------------
    Total Distributions                          (0.08)
                                         -------------
NET ASSET VALUE, END OF PERIOD           $       10.31
                                         -------------
                                         -------------
TOTAL RETURN                                      3.93%
                                         -------------
                                         -------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)             $102
Ratio of Expenses to Average Net Assets
  (2)                                             1.05%**
Ratio of Net Investment Income to
  Average Net Assets (2)                          0.48%**
Portfolio Turnover Rate                             15%
Average Commission Rate Per Share              $0.0300
---------------
(2) Effect of voluntary expense
    limitation during the period:
     Per share benefit to net
      investment income                          $0.03
   Ratios before expense limitation:
     Expenses to Average Net Assets               1.85%**
     Net Investment Loss to Average Net
      Assets                                     (0.32)%**

--------------------------------------------------------------------------------

 *   Commencement of Operations.
**   Annualized.
++ Per share amounts for the period ended December 31, 1997 are based on average outstanding shares.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                      [  ]

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------
EUROPEAN REAL ESTATE PORTFOLIO

--------------------------------------------------------------------------------

                                                     CLASS A
                                         -------------------
                                                 PERIOD FROM
                                            OCTOBER 1, 1997*
                                             TO DECEMBER 31,
                                                        1997
------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $10.00
                                                     -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)                             0.05
  Net Realized and Unrealized Loss on
    Investments                                        (0.52)
                                                     -------
    Total from Investment Operations                   (0.47)
                                                     -------
DISTRIBUTIONS
  Net Investment Income                                (0.01)
                                                     -------
    Total Distributions                                (0.01)
                                                     -------
NET ASSET VALUE, END OF PERIOD           $              9.52
                                                     -------
                                                     -------
TOTAL RETURN                                           (4.72)%
                                                     -------
                                                     -------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                $15,177
Ratio of Expenses to Average Net Assets
  (1)                                                   1.00%**
Ratio of Net Investment Income to
  Average Net Assets (1)                                2.08%**
Portfolio Turnover Rate                                   47%
Average Commission Rate:
  Per Share                                          $0.0155
  As a percentage of Trade Amount                       0.23%
---------------
(1) Effect of voluntary expense
   limitation during the period:
     Per share benefit to net
      investment income                                $0.05
   Ratios before expense limitation:
     Expenses to Average Net Assets                     3.04%**
     Net Investment Income to Average
      Net Assets                                        0.04%**
------------------------------------------------------------

                                                     CLASS B
                                         -------------------
                                                 PERIOD FROM
                                            OCTOBER 1, 1997*
                                             TO DECEMBER 31,
                                                        1997
------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $10.00
                                                     -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (2)                             0.02
  Net Realized and Unrealized Loss on
    Investments                                        (0.50)
                                                     -------
    Total from Investment Operations                   (0.48)
                                                     -------
NET ASSET VALUE, END OF PERIOD           $              9.52
                                                     -------
                                                     -------
TOTAL RETURN                                           (4.76)%
                                                     -------
                                                     -------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                   $789
Ratio of Expenses to Average Net Assets
  (2)                                                   1.25%**
Ratio of Net Investment Income to
  Average Net Assets (2)                                1.51%**
Portfolio Turnover Rate                                   47%
Average Commission Rate:
  Per Share                                          $0.0155
  As a percentage of Trade Amount                       0.23%
---------------
(2) Effect of voluntary expense
   limitation during the period:
     Per share benefit to net
      investment income                                $0.03
   Ratios before expense limitation:
     Expenses to Average Net Assets                     3.40%**
     Net Investment Loss to Average Net
      Assets                                           (0.63)%**

--------------------------------------------------------------------------------

 *   Commencement of Operations
**   Annualized

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                      [  ]

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------
ASIAN REAL ESTATE PORTFOLIO

--------------------------------------------------------------------------------

                                                    CLASS A
                                         ------------------
                                                PERIOD FROM
                                           OCTOBER 1, 1997*
                                            TO DECEMBER 31,
                                                       1997
-----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $            10.00
                                                     ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)                            0.11
  Net Realized and Unrealized Loss on
    Investments                                       (2.10)
                                                     ------
    Total from Investment Operations                  (1.99)
                                                     ------
DISTRIBUTIONS
  Net Investment Income                               (0.07)
                                                     ------
    Total Distributions                               (0.07)
                                                     ------
NET ASSET VALUE, END OF PERIOD           $             7.94
                                                     ------
                                                     ------
TOTAL RETURN                                         (19.92)%
                                                     ------
                                                     ------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                $2,385
Ratio of Expenses to Average Net Assets
  (1)                                                  1.00%**
Ratio of Net Investment Income to
  Average Net Assets (1)                               5.21%**
Portfolio Turnover Rate                                  38%
Average Commission Rate:
  Per Share                                         $0.0061
  As a Percentage of Trade Amount                      0.43%
---------------
(1) Effect of voluntary expense
   limitation during the period:
     Per share benefit to net
      investment income                               $0.25
   Ratios before expense limitation:
     Expenses to Average Net Assets                   12.95%**
     Net Investment Loss to Average Net
      Assets                                          (6.66)%**

--------------------------------------------------------------------------------
 *Commencement of Operations
**Annualized

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                      [  ]

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of December 31, 1997, the Fund was comprised of 29 separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). Each Portfolio (with the exception of the International Small Cap, Money Market and Municipal Money Market Portfolios) offers two classes of shares - Class A and Class B. Both classes of shares have identical voting rights (except shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights. The U.S. Equity Plus Portfolio commenced operations on July 31, 1997 and the Asian Real Estate and European Real Estate Portfolios commenced operations on October 1, 1997. The financial statements presented here are for the Asian Real Estate, European Real Estate and U.S. Equity Plus Portfolios only.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange and equity securities traded on NASDAQ are valued at the latest quoted sales price on the valuation date. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average of the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. All other securities and assets for which market values are not readily available, including restricted securities, are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be done by others.

2. INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

A Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

3. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

- investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

- investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses)

--------------------------------------------------------------------------------

                                      [  ]

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONT.)
DECEMBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Net Assets. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Statement of Net Assets) may be created and offered for investment. The "local" and "foreign" shares' market values may differ. In the absence of trading of the foreign shares in such markets at December 31, 1997, the Portfolios value the foreign shares at the closing exchange price of the local shares. Such securities are reflected as fair valued in the Statements of Net Assets.

4. FOREIGN CURRENCY EXCHANGE CONTRACTS: Certain Portfolios may enter into foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolios as unrealized gain or loss. The Portfolios record realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Distributions for the remaining Portfolios are recorded on the ex-distribution date.

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for the character and timing of the recognition of gains or losses on securities and forward foreign currency exchange contracts, and the timing of the deductibility of certain foreign taxes.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid in capital.

Permanent book and tax differences, if any, are not included in ending undistributed (distributions in excess of) net investment income/accumulated net

--------------------------------------------------------------------------------

                                      [  ]

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONT.)
DECEMBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
investment loss for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

B. ADVISER: Morgan Stanley Asset Management Inc. (the "Adviser" or "MSAM"), a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., provides the Fund with investment advisory services under the terms of an Investment Advisory and Management Agreement (the "Agreement") at the annual rates of average daily net assets indicated below. MSAM has agreed to reduce fees payable to it and to reimburse the Portfolios, if necessary, if the annual operating expenses, as defined, expressed as a percentage of average daily net assets, exceed the maximum ratios indicated as follows:

                                                MAXIMUM
                                             EXPENSE RATIO
                                 -------------------------------------
                                               ADVISORY
                                  PORTFOLIO       FEE        CLASS A
                                 -----------  -----------  -----------
Asian Real Estate..............        0.80%        1.00%        1.25%
European Real Estate...........        0.80         1.00         1.25
U.S. Equity Plus...............        0.45         0.80         1.05

C. ADMINISTRATOR: MSAM also provides the Fund with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between MSAM and The Chase Manhattan Bank ("Chase"), through its affiliate Chase Global Funds Services Company ("CGFSC"), Chase provides certain administrative services to the Fund. For such services, MSAM pays Chase a portion of the fee MSAM receives from the Fund. Certain employees of CGFSC are officers of the Fund. In addition, the Fund incurs local administration fees in connection with doing business with certain emerging market countries.

D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., and an affiliate of MSAM, serves as the distributor of the Fund and provides Class B shareholders of the applicable Portfolios with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940.

Under the Plan, the Distributor is entitled to receive from each Portfolio, a distribution fee, which is accrued daily and paid quarterly, at an annual rate of 0.25% of the Class B shares' average daily net assets. The Distributor may voluntarily waive from time to time all or any portion of its distribution fee.

E. CUSTODIAN: Morgan Stanley Trust Company ("MSTC"), a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., acts as custodian for the Fund's assets held outside the United States in accordance with a custodian agreement. Custodian fees are computed and payable monthly based on assets held, investment purchases and sales activity, an account maintenance fee, plus reimbursement for certain out-of-pocket expenses.

For the year ended December 31, 1997, the following Portfolios incurred custody fees and had amounts payable to MSTC at December 31, 1997:

                                       MSTC            CUSTODY
                                   CUSTODY FEES     FEES PAYABLE
                                     INCURRED          TO MSTC
                                       (000)            (000)
                                  ---------------  ---------------
Asian Real Estate...............     $     434        $      69
European Real Estate............            13                4

In addition, for the year ended December 31, 1997, the following Portfolio has earned interest income and incurred interest expense on balances with MSTC as follows:

                                            INTEREST      INTEREST
                                             INCOME        EXPENSE
                                              (000)         (000)
                                           -----------  -------------
Asian Real Estate........................   $      --     $       1

F. PURCHASES AND SALES: During the year ended December 31, 1997, purchases and sales of investment securities, other than long-term U.S. Government securities and short-term investments, were:

                                          PURCHASES     SALES
PORTFOLIO                                   (000)       (000)
---------------------------------------  -----------  ---------
Asian Real Estate......................   $   3,600   $     654
European Real Estate...................      21,435       5,289
U.S. Equity Plus.......................      22,231       2,427

There were no purchases and sales of long term U.S. Government securities during the year ended December 31,1997.

During the year ended December 31, 1997, the following Portfolios paid brokerage commissions to

--------------------------------------------------------------------------------

                                      [  ]

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONT.)
DECEMBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
Morgan Stanley & Co., Incorporated and Dean Witter Reynolds, Inc., affiliated broker/dealers, of approximately:

                                             BROKERAGE COMMISSION
                                                    (000)
                                          --------------------------
                                                           DEAN
                                            MORGAN        WITTER
                                            STANLEY      REYNOLDS,
PORTFOLIO                                    & CO.         INC.
----------------------------------------  -----------  -------------
Asian Real Estate.......................   $       2     $      --
European Real Estate....................           1            --

G. OTHER: At December 31, 1997, cost, unrealized appreciation, unrealized depreciation, and net unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of each Portfolio were:

                                                            NET
                                                          APPREC.
                       COST      APPREC.     DEPREC.     (DEPREC.)
PORTFOLIO              (000)      (000)       (000)        (000)
-------------------  ---------  ---------  -----------  -----------
Asian Real
 Estate............  $   2,736  $      21   $    (433)   $    (412)
European Real
 Estate............     15,771        122        (745)        (623)
U.S. Equity Plus...     19,869      1,416        (817)         599

At December 31, 1997, the net assets of certain Portfolios were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Assets and liabilities, including Portfolio securities and foreign currency holdings were translated at the following exchange rates as of December 31, 1997:

Australian Dollar            1.53563          =      $1.00
Belgian Franc               37.02600          =      $1.00
British Pound                0.60872          =      $1.00
Danish Krone                 6.85090          =      $1.00
French Franc                 6.01700          =      $1.00
Hong Kong Dollar             7.74850          =      $1.00
Japanese Yen               130.45000          =      $1.00
Netherlands Guilder          2.02740          =      $1.00
New Zealand Dollar           1.72325          =      $1.00
Norwegian Krone              7.38330          =      $1.00
Philippine Peso             40.00000          =      $1.00
Singapore Dollar             1.68000          =      $1.00
Spanish Peseta             152.30000          =      $1.00
Swedish Krona                7.93740          =      $1.00
Taiwan Dollar               32.45000          =      $1.00

From time to time, certain Portfolios of the Fund have shareholders that hold a significant portion of a Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on those Portfolios.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                      [  ]